PROFUNDS®

Bull ProFund	Biotechnology UltraSector ProFund
Mid-Cap ProFund	Consumer Goods UltraSector ProFund
Small-Cap ProFund	Consumer Services UltraSector ProFund
OTC ProFundX	Financials UltraSector ProFund
Large-Cap Value ProFund	Health Care UltraSector ProFund
Large-Cap Growth ProFund	Industrials UltraSector ProFund
Mid-Cap Value ProFund	Internet UltraSector ProFund
Mid-Cap Growth ProFund	Leisure Goods UltraSector ProFund
Small-Cap Value ProFund	Mobile Telecommunications UltraSector ProFund
Small-Cap Growth ProFund	Oil & Gas UltraSector ProFund
UltraBull ProFund	Oil Equipment, Services & Distribution UltraSector ProFund
UltraMid-Cap ProFund	Pharmaceuticals UltraSector ProFund
UltraSmall-Cap ProFund	Precious Metals UltraSector ProFund
UltraDow 30 ProFund	Real Estate UltraSector ProFund
Ultra OTC ProFund	Semiconductor UltraSector ProFund
Ultra Japan ProFund	Technology UltraSector ProFund
Bear ProFund	Telecommunications UltraSector ProFund
Short Small-Cap ProFund	Utilities UltraSector ProFund
Short OTC ProFund	Short Oil & Gas ProFund
UltraBear ProFund	Short Precious Metals ProFund
UltraShort Mid-Cap ProFund	Short Real Estate ProFund
UltraShort Small-Cap ProFund	Short Utilities Pro Fund
UltraShort Dow 30 ProFund	U.S. Government Plus ProFund
UltraShort OTC ProFund	Rising Rates Opportunity 10 ProFund
UltraShort International ProFund	Rising Rates Opportunity ProFund
UltraShort Emerging Markets ProFund	Rising U.S. Dollar ProFund
UltraShort Japan ProFund	Falling U.S. Dollar ProFund
Banks UltraSector ProFund	Money Market ProFund
Basic Materials UltraSector ProFund

Supplement dated November 9, 2006 to the

Prospectus dated May 1, 2006

Effective immediately, the Prospectus for all share classes of each of the series of ProFunds noted above is hereby supplemented as follows:

1. On page 108 of the Prospectus, under the heading “ProFunds Management – Investment Adviser,” the current description of William E. Seale, Ph.D. is replaced with the following:

William E. Seale, Ph.D., Chief Economist of ProFund Advisors since 2005, Chief Investment Officer from 2003-2004 and from October 2006-present and Director of Portfolio from 1997-2003. Dr. Seale has more than 30 years of experience in the financial markets. His background includes a five-year presidential appointment as a commissioner of the U.S. Commodity Futures Trading Commission and an appointment as Chairman of the Finance Department at The George Washington University. He earned his degrees at the University of Kentucky.

2. On page 108 of the Prospectus, under the heading “ProFunds Management – Portfolio Management,” the first two full paragraphs are replaced with the following:

Each ProFund (except Money Market ProFund) is managed by the investment team overseen by William E. Seale, Ph.D. and George O. Foster.

William E. Seale, Ph.D., Chief Investment Officer for ProFund Advisors LLC from 2003-2004 and since October 2006. Dr. Seale is principally responsible for development and oversight of Portfolio Strategy for the Advisor. More information about Dr. Seale is set forth above.

Please keep this information with the Prospectus for future reference.

2

PROFUNDS®

Bull ProFund	Biotechnology UltraSector ProFund
Mid-Cap ProFund	Consumer Goods UltraSector ProFund
Small-Cap ProFund	Consumer Services UltraSector ProFund
OTC ProFund	Financials UltraSector ProFund
Large-Cap Value ProFund	Health Care UltraSector ProFund
Large-Cap Growth ProFund	Industrials UltraSector ProFund
Mid-Cap Value ProFund	Internet UltraSector ProFund
Mid-Cap Growth ProFund	Leisure Goods UltraSector ProFund
Small-Cap Value ProFund	Mobile Telecommunications UltraSector ProFund
Small-Cap Growth ProFund	Oil & Gas UltraSector ProFund
UltraBull ProFund	Oil Equipment, Services & Distribution UltraSector ProFund
UltraMid-Cap ProFund	Pharmaceuticals UltraSector ProFund
UltraSmall-Cap ProFund	Precious Metals UltraSector ProFund
UltraDow 30 ProFund	Real Estate UltraSector ProFund
Ultra OTC ProFund	Semiconductor UltraSector ProFund
Ultra Japan ProFund	Technology UltraSector ProFund
Bear ProFund	Telecommunications UltraSector ProFund
Short Small-Cap ProFund	Utilities UltraSector ProFund
Short OTC ProFund	Short Oil & Gas ProFund
UltraBear ProFund	Short Precious Metals ProFund
UltraShort Mid-Cap ProFund	Short Real Estate ProFund
UltraShort Small-Cap ProFund	Short Utilities Pro Fund
UltraShort Dow 30 ProFund	U.S. Government Plus ProFund
UltraShort OTC ProFund	Rising Rates Opportunity 10 ProFund
UltraShort International ProFund	Rising Rates Opportunity ProFund
UltraShort Emerging Markets ProFund	Rising U.S. Dollar ProFund
UltraShort Japan ProFund	Falling U.S. Dollar ProFund
Banks UltraSector ProFund	Money Market ProFund
Basic Materials UltraSector ProFund

Supplement dated November 9, 2006 to the

Statement of Additional Information dated May 1, 2006

Effective immediately, the Statement of Additional Information (“SAI”) for all share classes of each of the series of ProFunds noted above is hereby supplemented as follows: On page 53 of the SAI, under the heading “ProFund Advisors Portfolio Manager Compensation” each reference to the name “Agustin Fleites” is replaced with the name “William Seale.”

Please keep this information with the SAI for future reference.

PROFUNDS VP®

VP Asia 30	VP Pharmaceuticals
VP Banks	VP Precious Metals
VP Basic Materials	VP Real Estate
VP Bear	VP Rising Rates Opportunity
VP Biotechnology	VP Semiconductor
VP Bull	VP Short Dow 30
VP Consumer Goods	VP Short Mid-Cap
VP Consumer Services	VP Short OTC
VP Dow 30	VP Short Small-Cap
VP Europe 30	VP Small-Cap
VP Financials	VP Small-Cap Growth
VP Health Care	VP Small-Cap Value
VP Industrials	VP Technology
VP Internet	VP Telecommunications
VP Japan	VP U.S. Government Plus
VP Large-Cap Growth	VP UltraBull
VP Large-Cap Value	VP UltraMid-Cap
VP Mid-Cap Growth	VP UltraOTC
VP Mid-Cap Value	VP UltraShort Dow 30
VP Money Market	VP UltraShort OTC
VP Oil & Gas	VP UltraSmall-Cap
VP OTC	VP Utilities

Supplement dated November 9, 2006 to the

Prospectus dated May 1, 2006

Effective immediately, the Prospectus for each of the series of ProFunds VP noted above is hereby supplemented as follows:

1. On page 74 of the Prospectus, under the heading “ProFunds Management - Investment Adviser,” the current description of William E. Seale, Ph.D. is replaced with the following:

William E. Seale, Ph.D., Chief Economist of ProFund Advisors since 2005, Chief Investment Officer from 2003-2004 and from October 2006-present and Director of Portfolio from 1997-2003. Dr. Seale has more than 30 years of experience in the financial markets. His background includes a five-year presidential appointment as a commissioner of the U.S. Commodity Futures Trading Commission and an appointment as Chairman of the Finance Department at The George Washington University. He earned his degrees at the University of Kentucky.

2. On page 74 of the Prospectus, under the heading “ProFunds Management - Portfolio Management,” the first two full paragraphs are replaced with the following:

Each ProFund VP is managed by the investment team overseen by William E. Seale, Ph.D. and George O. Foster.

William E. Seale, Ph.D., Chief Investment Officer for ProFund Advisors LLC from 2003-2004 and since October 2006. Dr. Seale is principally responsible for development and oversight of Portfolio Strategy for the Advisor. More information about Dr. Seale is set forth above.

Please keep this information with the Prospectus for future reference.

PROFUNDS®

VP Bull	VP Pharmaceuticals
VP Asia 30	VP Precious Metals
VP Banks	VP Real Estate
VP Basic Materials	VP Rising Rates Opportunity
VP Bear	VP Semiconductor
VP Biotechnology	VP Short Dow 30
VP Consumer Goods	VP Short Mid-Cap
VP Consumer Services	VP Short OTC
VP Dow 30	VP Short Small-Cap
VP Europe 30	VP Small-Cap
VP Financials	VP Small-Cap Growth
VP Health Care	VP Small-Cap Value
VP Industrials	VP Technology
VP Internet	VP Telecommunications
VP Japan	VP U.S. Government Plus
VP Large-Cap Growth	VP UltraBull
VP Large-Cap Value	VP UltraMid-Cap
VP Mid-Cap Growth	VP UltraOTC
VP Mid-Cap Value	VP UltraShort Dow 30
VP Money Market	VP UltraShort OTC
VP Oil & Gas	VP UltraSmall-Cap
VP OTC	VP Utilities

Supplement dated November 9, 2006 to the

Statement of Additional Information dated May 1, 2006

Effective immediately, the Statement of Additional Information (“SAI”) for each of the series of ProFunds VP noted above is hereby supplemented as follows: On page 41 of the SAI, under the heading “ProFund Advisors Portfolio Manager Compensation” each reference to the name “Agustin Fleites” is replaced with the name “William Seale.”

Please keep this information with the SAI for future reference.